Amounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Mar. 31, 2023
Amounts Receivable and Prepaid Expenses [Abstract]
Schedule of Amounts Receivable and Prepaid Expenses

	March 31, 2023	March 31, 2022
GST/HST	$77,540	$35,476
Prepayments and other receivable	1,027,347	740,977
Total	$1,104,887	$776,453